Document and Entity Information	12 Months Ended
	Dec. 31, 2013	May 13, 2014
Document and Entity Information
Entity Registrant Name	TOMBSTONE EXPLORATION CORP
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001072772
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		125,407,408
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY